NON-CONTROLLING INTERESTS - Participating non-controlling interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of dividends [line items]
Revenue	$ 3,967	$ 3,778	$ 3,367
Net income	308	1,850	930
Comprehensive income	1,162	3,376	3,115
Property, plant and equipment, at fair value	44,038	37,828
Total assets	49,421	43,288
Total liabilities	32,292	26,464
Participating non-controlling interests – in a holding subsidiary held by the partnership
Disclosure of dividends [line items]
Net income	8	11	7
Net income attributable to non-controlling interests	8	11	7
Non-controlling interests	272	271
Holding Subsidiary
Disclosure of dividends [line items]
Revenue	1,627	1,407	1,133
Net income	217	475	334
Comprehensive income	1,407	863	473
Net income attributable to non-controlling interests	8	11	7
Property, plant and equipment, at fair value	14,406	11,357
Total assets	16,117	12,887
Borrowings	4,346	3,228
Total liabilities	8,421	6,320
Non-controlling interests	$ 272	$ 271